Segment information	12 Months Ended
Dec. 31, 2022
Operating segments [Abstract]
Segment information	Segment information and Disaggregated Revenue Disclosures
The Company has one operating segment, which is the design and marketing of semiconductor components for cellular wireless systems. All information required to be disclosed under IFRS 8 Operating Segments is shown in the Consolidated Financial Statements and these associated Notes.
Sales to external customers disclosed below are based on the geographical location of the customers to which the Company invoices. The following table sets forth the Company’s total revenue by region for the periods indicated.

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Asia :
Taiwan	$10,494	$14,668	$1,066
Korea	23,076	1,090	8
China (including Hong-Kong)	821	3,509	24,018
Rest of Asia	53	898	2,202
Total Asia	34,444	20,165	27,294
Germany	—	4,990	15,525
United States of America	13,015	22,565	16,749
Rest of world	3,457	3,159	983
Total revenue	$50,916	$50,879	$60,551
Of our total revenue, 99.8% is attributable to international sales for the year ended December 31, 2022 (99.6% for 2021 and 2020).
The Company categorizes its total revenue based on technology.

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Broadband IoT	$35,766	$23,699	$36,181
Massive IoT	15,150	27,180	24,370
Total revenue	$50,916	$50,879	$60,551
Additionally, the Company categorize its total revenue based on product, license and services revenue.

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Product	$37,919	$30,410	$22,974
License	9,669	17,073	31,005
Development and other services	3,328	3,396	6,572
Total revenue	$50,916	$50,879	$60,551
License revenue includes, in particular, license fees from agreements signed with strategic partners. See Note 19 to these Consolidated Financial Statements.
The substantial majority of the Company’s non-current assets are held by the parent company, Sequans Communications S.A. and located in France. See Note 20.3 to these Consolidated Financial Statements for information about major customers.